Other long-term liabilities (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2014 USD ($) shares	Dec. 31, 2014 CAD / shares	Dec. 31, 2013 USD ($)
Business Acquisition Contingent Consideration At Fair Value One	$ 407		$ 427
Business Acquisition Contingent Consideration Number of Employees	2
Business Acquisition Contingent Consideration Compensation at Fair Value	$ 833		$ 451
AFV [Member]
Shares, Issued | shares	325,073
Shares Issued, Price Per Share | CAD / shares		CAD 4.51